Goodwill and Intangible assets	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible assets
Goodwill and Intangible assets
7	Goodwill and Intangible assets

The Company has recognized goodwill of RMB37,785 and RMB37,785 (US$5,322) as of December 31, 2022 and 2023, respectively, as part of the SendCloud business acquisition (see Note 9 for details). There were no impairment charges in the carrying amount of goodwill during the years ended December 31, 2022 and 2023.

7	Goodwill and Intangible assets (continued)

Intangible assets consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Computer software, systems and technology	14,123	14,340	2,020
Brand	10,300	10,300	1,451
Customer relationships	13,800	13,800	1,944
Less: Accumulated amortization	(14,276)	(20,499)	(2,888)
Total intangible assets, net	23,947	17,941	2,527

No impairment charges were recognized on intangible assets for the years ended December 31, 2021, 2022 and 2023, respectively.

The weighted average amortization period of intangible assets were 4.0 years, 6.0 years and 5.9 years for the years ended December 31, 2021, 2022 and 2023, respectively.

Amortization expense of intangible assets were RMB4,481, RMB6,043 and RMB6,223 (US$876) for the years ended December 31, 2021, 2022 and 2023, respectively.

Estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years is as follows:

	RMB	US$
For the year ending December 31, 2024	4,528	638
2025	3,826	539
2026	3,806	536
2027	1,490	210
2028	1,030	145

There were no intangible assets with an indefinite useful life as of December 31, 2022 and 2023.